Inventories, Net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 7 – INVENTORIES, NET

Inventories, net, consisted of the following:

	December 31, 2019	December 31, 2018
Raw materials	$239,983	$551,913
Finished goods	792,492	660,431
	1,032,475	1,212,344
Less: Inventory allowance	(144,272)	-
Inventories, net	$888,203	$1,212,344

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended December 31, 2019 and 2018, the Company provided an inventory allowance of $144,272 and $0, respectively.